BUSINESS COMBINATIONS (Details) $ in Millions	Oct. 27, 2015 USD ($) item	Oct. 01, 2014 USD ($)	Dec. 31, 2015 USD ($)
BUSINESS COMBINATIONS.
Termination fee associated with Merger Agreement	$ 40.0
Spinco Agreement | Liberty Interactive Corp.
BUSINESS COMBINATIONS.
Number of directors to be appoint for Board | item	2
Number of designees to be appoint by current right | item	3
Minimum percentage of ILG's common stock to be held	10.00%
Maximum percentage of ILG's common stock to be held	35.00%
Period for termination of rights under agreement (in years)	3 years
Registration Rights Agreement | Liberty Interactive Corp.
BUSINESS COMBINATIONS.
Number of demand registration rights under agreement | item	4
Aggregate offering price threshold for demand registration statement	$ 50.0
Number of days for preparation of demand registration statement from consummation of transactions under Merger Agreement	60 days
Vistana
BUSINESS COMBINATIONS.
Distribution of amount to Starwood prior to spin-off under Merger Agreement	$ 132.0
Number of hotels which are expected to be converted to vacation ownership properties by Starwood, prior to merger under Merger Agreement | item	5
ILG common stock ownership percentage of Starwood shareholders in combined company after spin-off under Merger Agreement	55.00%
ILG common stock ownership percentage of ILG shareholders in combined company after spin-off under Merger Agreement	45.00%
Transaction costs incurred			$ 7.0
Vistana | Maximum
BUSINESS COMBINATIONS.
Period for payment of termination fee associated with Merger Agreement (in months)	12 months
Vistana | Global license agreement
BUSINESS COMBINATIONS.
Period for an agreement (in years)	80 years
Annual base royalty fee receivable by Starwood	$ 30.0
Percentage of vacation ownership interest sales added to annual base royalty fee	2.00%
HVO
BUSINESS COMBINATIONS.
Agreed amount of guarantee of construction loan for Maui project		$ 36.7
Aggregate purchase price in cash		$ 218.0